Company Financial Information - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2015
Condensed Financial Statements, Captions [Line Items]
Dividend payout ratio that when exceeded begins to receive close scrutiny from fed	30.00%
Bank Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Liquid Assets Held Amount	1,400,000,000
Common Stock Dividends Declared	809,000,000	1,000,000,000	679,000,000
Average reserve balances with federal reserve banks	6,300,000,000	5,700,000,000
Credit Extensions To Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	10.00%
Credit Extensions In Aggregate To Bank Of New York And All Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	20.00%
Basel I
Condensed Financial Statements, Captions [Line Items]
Payment of dividends, minimum CET1 ratio requirement	5.00%
Minimum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	100.00%
Maximum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	130.00%
Subsequent Event | Bank Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Dividend payments without regulatory approval				$ 2,000,000,000